Cover Page	Oct. 02, 2019
Entity Central Index Key	0000016918
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 02, 2019
Entity Registrant Name	CONSTELLATION BRANDS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08495
Entity Tax Identification Number	16-0716709
Entity Address, Address Line One	207 High Point Drive
Entity Address, Address Line Two	Building 100
Entity Address, City or Town	Victor
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14564
City Area Code	585
Local Phone Number	678-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A
Title of 12(b) Security	Class A Common Stock
Trading Symbol	STZ
Security Exchange Name	NYSE
Common Class B
Title of 12(b) Security	Class B Common Stock
Trading Symbol	STZ.B
Security Exchange Name	NYSE